ACQUISITIONS - Unaudited Pro Forma Summary of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pro forma results
Net revenue	$ 1,196,373	$ 865,530	$ 825,749
Net loss	(198,180)	(96,679)	(103,346)
Net loss attributable to Wheels Up Experience Inc.	$ (191,343)	$ (89,022)	$ (93,094)
Net income (loss) per share, basic (in dollars per share)	$ (0.93)	$ (0.55)	$ (0.90)
Net income (loss) per share, diluted (in dollars per share)	$ (0.93)	$ (0.55)